Transactions with Related Parties - Consolidated Statements of Comprehensive (Loss)/Income (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction
Revenues (c)	$ 0	$ 701	$ 9,976
Vessel operating expenses	3,917	4,221	4,466
General and administrative expenses (d)	5,502	5,713	6,236
Capital Executive and/ or CSM (“Managers”)- Management Agreements
Related Party Transaction
Revenues (c)	0	701	9,976
Vessel operating expenses	3,917	4,221	4,466
CSM and CGP
Related Party Transaction
General and administrative expenses (d)	$ 2,146	$ 1,922	$ 1,983